Expenses by nature and function (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Nature [Member]
IfrsStatementLineItems [Line Items]
Expenses, by nature	R$ (72,533)	R$ (78,469)	R$ (73,368)
Nature [Member] | Raw Materials Other Inputs [Member]
IfrsStatementLineItems [Line Items]
Expenses, by nature	(54,785)	(58,447)	(54,602)
Nature [Member] | Personnel Expenses [Member]
IfrsStatementLineItems [Line Items]
Expenses, by nature	(4,278)	(4,143)	(3,599)
Nature [Member] | Outsourced Services [Member]
IfrsStatementLineItems [Line Items]
Expenses, by nature	(2,833)	(3,115)	(3,094)
Nature [Member] | Depreciation And Amortization [Member]
IfrsStatementLineItems [Line Items]
Expenses, by nature	(4,673)	(4,950)	(5,206)
Nature [Member] | Freights [Member]
IfrsStatementLineItems [Line Items]
Expenses, by nature	(4,011)	(4,165)	(4,134)
Nature [Member] | Idle Industrial Plants [Member]
IfrsStatementLineItems [Line Items]
Expenses, by nature	(488)	(624)	(503)
Nature [Member] | Alagoas Geological Event [Member]
IfrsStatementLineItems [Line Items]
Expenses, by nature	(320)	(2,123)	(2,193)
Nature [Member] | Industrial Transformation In Alagoas [Member]
IfrsStatementLineItems [Line Items]
Expenses, by nature	(781)
Nature [Member] | Impairment C G U Braskem Idesa [Member]
IfrsStatementLineItems [Line Items]
Expenses, by nature	(1,446)
Nature [Member] | Other Incomes [Member]
IfrsStatementLineItems [Line Items]
Expenses, by nature	3,213	978	1,769
Nature [Member] | Other Expenses [Member]
IfrsStatementLineItems [Line Items]
Expenses, by nature	(2,131)	(1,880)	(1,806)
Function [Member]
IfrsStatementLineItems [Line Items]
Expenses, by nature	(72,533)	(78,469)	(73,368)
Function [Member] | Other Expenses [Member]
IfrsStatementLineItems [Line Items]
Expenses, by nature	(1,318)	(3,048)	(2,735)
Function [Member] | Cost Of Products Sold [Member]
IfrsStatementLineItems [Line Items]
Expenses, by nature	(69,161)	(71,414)	(67,548)
Function [Member] | Selling And Distribution [Member]
IfrsStatementLineItems [Line Items]
Expenses, by nature	(2,067)	(1,991)	(1,916)
Function [Member] | Loss For Impairment Of Trade Accounts Receivable And Others From Clients [Member]
IfrsStatementLineItems [Line Items]
Expenses, by nature	(125)	108	(83)
Function [Member] | General And Administrative [Member]
IfrsStatementLineItems [Line Items]
Expenses, by nature	(2,615)	(2,639)	(2,472)
Function [Member] | Research And Development [Member]
IfrsStatementLineItems [Line Items]
Expenses, by nature	(460)	(463)	(383)
Function [Member] | Others Income [Member]
IfrsStatementLineItems [Line Items]
Expenses, by nature	R$ 3,213	R$ 978	R$ 1,769